ACQUISITION OF EXTRACTION TECHNOLOGIES, LLC	12 Months Ended
Jun. 30, 2021
ACQUISITION OF EXTRACTION TECHNOLOGIES, LLC
15. ACQUISITION OF EXTRACTION TECHNOLOGIES, LLC
15.	ACQUISITION OF EXTRACTION TECHNOLOGIES, LLC

On February 26, 2021, the Company, through its wholly-owned subsidiary, Cordova WA Holdings, LLC, completed the acquisition of Extraction Technologies, LLC (“Extraction Tech”), an arm’s length Washington- based company (the “Washington Acquisition”). The Washington Acquisition includes the purchase of a 10,900 sq. ft. manufacturing building, processing equipment, and contracts with tolling and white label customers. The Consideration for the Washington Acquisition is three million (3,000,000) common shares of the Company issued on closing and five hundred thousand (500,000) common shares for every US $125,000 in EBITDA generated by Extraction Tech during the 12-month period beginning on the 3-month anniversary post-closing and ending on the 15-month anniversary of the closing date (the “Earnout Payment”). The maximum Earnout Payment that can be earned by Extraction Tech is four million (4,000,000) common shares.

The Earnout Payment is considered a contingent consideration. As at February 26, 2021 and June 30, 2021, management has assessed that the Earnout Payment is considered highly improbable and accordingly has not recognized the Earnout Payment.

In accordance with the Company’s accounting polices and IFRS 3, the measurement period for the Transaction shall not exceed one year from acquisition date. Accordingly, the accounting for the Transaction date has only been provisionally determined as at June 30, 2021. The following table summarizes the fair value of consideration paid on acquisition date and the allocation of the Consideration to the assets and liabilities acquired. The Company has yet to determine and value any intangible assets that may have been acquired as part of the Transaction and the probably of the Earnout Payment being made. Once this has been determined, the value of the provisional goodwill may change. These changes may be material.

Consideration paid	$
3,000,000 Common shares	953,250
Earnout share consideration	-
Total consideration:	953,250
Purchase Price Allocation
Accounts receivable	2,258
Inventory	5,178
Bank overdraft	(2,266)
Capital assets	1,777,385
Mortgage payable	(829,305)
953,250